Related party transactions: (Details) (USD $)	0 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended					0 Months Ended		3 Months Ended		12 Months Ended		0 Months Ended		6 Months Ended	12 Months Ended								0 Months Ended
	Jan. 02, 2013	Jun. 30, 2013 employee	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2013	Sep. 30, 2013 [RedeemableConvertiblePreferredStockSeriesAMember]	Jun. 30, 2013 [RedeemableConvertiblePreferredStockSeriesAMember]	Jun. 30, 2012 [RedeemableConvertiblePreferredStockSeriesAMember]	Jun. 30, 2013 [FossilOperatingIncMember]	Jun. 30, 2012 [FossilOperatingIncMember]	Jun. 30, 2011 [FossilOperatingIncMember]	Mar. 16, 2010 [LangtryMineralAndDevelopmentLLCMember]	Mar. 16, 2010 [LangtryMineralAndDevelopmentLLCMember] [RedeemableConvertiblePreferredStockSeriesAMember]	Sep. 30, 2013 [LangtryMineralAndDevelopmentLLCMember] [RedeemableConvertiblePreferredStockSeriesAMember]	Sep. 30, 2013 [ChiefExecutiveOfficerMember] [SubordinatedDebtMember]	Jun. 30, 2013 [ChiefExecutiveOfficerMember] [SubordinatedDebtMember]	Dec. 18, 2009 [ChiefExecutiveOfficerMember] [SubordinatedDebtMember]	Jan. 02, 2013 [ChiefExecutiveOfficerMember] [TaurenExplorationIncMember]	Jan. 02, 2011 [ChiefExecutiveOfficerMember] [TaurenExplorationIncMember]	Dec. 31, 2010 [ChiefExecutiveOfficerMember] [TaurenExplorationIncMember]	Jun. 30, 2013 [ChiefExecutiveOfficerMember] [TaurenExplorationIncMember]	Jun. 30, 2012 [ChiefExecutiveOfficerMember] [TaurenExplorationIncMember]	Jun. 30, 2011 [ChiefExecutiveOfficerMember] [TaurenExplorationIncMember]	Sep. 30, 2013 [ChiefExecutiveOfficerMember] [TaurenExplorationIncMember]	Sep. 30, 2013 [ChiefExecutiveOfficerMember] [FossilOperatingIncMember]	Jun. 30, 2013 [ChiefExecutiveOfficerMember] [FossilOperatingIncMember]	Jun. 30, 2012 [ChiefExecutiveOfficerMember] [FossilOperatingIncMember]	Jun. 30, 2011 [ChiefExecutiveOfficerMember] [FossilOperatingIncMember]	Mar. 16, 2010 [ChiefExecutiveOfficerMember] [TaurenAndLangtryMember]	Nov. 24, 2009 [ChiefExecutiveOfficerMember] [TaurenAndLangtryMember]	Jun. 30, 2013 [ChiefExecutiveOfficerMember] [TaurenAndLangtryMember]
Related party transactions
Amount due to related party																					$ 6,166		$ 14,537	$ 5,774	$ 30,115	$ 27,949	$ 56,123	$ 43,143
Number of full-time employees		7
Number of part-time employee		1
Monthly rental fee	8,000																	8,000	8,000	2,229
Offices lease term	9 months																		2 years
Rental expense		96,000	96,000	61,374																	96,000	96,000	61,374
Amount due from related party																						2,730			51,386	28,897	22,770	80,674
Amount paid to related party									439,874	493,188	1,250,430
Amount received from related party									252,532	344,383	131,573
Due from related party for royalties paid by third party operator																					38,756	1,551	5,127
Ownership interest in affiliated company held by related party (as a percent)																								100.00%	100.00%	100.00%
Principal amount																	2,000,000
Drilling credits acquired from related party																														30,952,810
Royalty interest in leasehold rights conveyed as consideration for drilling credits (as a percent)																													2.00%
Common stock issued (in shares)		77,360,908	77,215,908		77,505,908							10,350,000
Preferred stock, stated value													10,350,000
Preferred stock Series A, conversion price (in dollars per share)													$ 1.20
Conversion term of convertible preferred stock													5 years
Dividend rate (as a percent)						8.00%	8.00%	8.00%					8.00%
Redemption price as percentage over original issue price													20.00%
Credit to full cost pool for oil and gas properties																															$ 10,252,810
Preferred shares issued												10,350,000		2,355
Interest rate basis															prime rate	prime rate
Interest rate spread over basis (as a percent)															1.00%	1.00%